Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 6,111	₨ 5,627	₨ 6,061
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	3,269	3,078	3,435
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	2,773	2,507	2,578
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 69	₨ 42	₨ 48